Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 6,325,111	$ 2,450,033
Restricted cash		886
Accounts receivable, net	301,599	293,599
Deposits and other current assets, net	571,111	77,263
Tax recoverable	224,820	40,710
Total current assets	7,427,504	2,873,756
Non-current assets:
Plant and equipment, net	29,523	27,632
Deferred initial public offering (“IPO”) costs		750,361
Operating lease right-of-use assets, net	189,264	255,389
Deferred tax assets	4,662	2,738
Total non-current assets	223,449	1,036,120
TOTAL ASSETS	7,650,953	3,909,876
Current liabilities:
Accounts payable	28,273	38,017
Operating lease liabilities, current	111,073	126,227
Income tax payable		70,397
Accrued liabilities and other payables	955,898	763,767
Contract liabilities	665,565	560,621
Amount due to a beneficial owner		7,485
Amounts due to related company		8,891
Total current liabilities	1,760,809	1,575,405
Non-current liabilities:
Operating lease liabilities, non-current	102,875	147,587
Total non-current liabilities	102,875	147,587
TOTAL LIABILITIES	1,863,684	1,722,992
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary share, $0.00008 par value; 625,000,000 shares authorized, 13,949,900 and 12,500,000 shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively	1,145	1,000
Additional paid in capital	3,508,805
Retained earnings	2,243,793	2,149,596
Accumulated other comprehensive income	33,526	36,288
Total shareholders’ equity	5,787,269	2,186,884
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,650,953	3,909,876
Related Party
Current assets:
Accounts receivable, related party	$ 4,863	$ 11,265